UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22523

   Destra Investment Trust II
(Exact name of registrant as specified in charter)

901 Warrenville Rd., Suite 15
      Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso
901 Warrenville Rd., Suite 15
     Lisle, IL 60532
 (Name and address of agent for service)

Registrant's telephone number, including area code:   1-630-241-4200

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Destra Preferred and Income Securities Fund
Destra Focused Equity Fund

Semi-Annual Report
March 31, 2012

Table of Contents
Shareholder Letter	3
Discussion of Fund Performance	4
Fund Risks Disclosures	12
Shareholder Expense Examples	13
Portfolio of Investments
Destra Preferred and Income Securities Fund	14
Destra Focused Equity Fund	16
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	23
Board of Trustees and Officers	28
General Information	31

Dear Shareholder,

Since the founding of Destra Capital, we have been focused on seeking out unique investment strategies and investment managers who seek to capture alpha in a responsible manner. Our approach has resulted in the development of core investment portfolios that seek to offer consistent returns.

Responsible Alpha – Our experience has taught us that protecting on the downside is paramount, because when you are able to keep more in down markets, the up markets don’t need to rise as much for you to outperform.

Unique Strategies – We look for managers who take a unique approach to asset management which provide financial advisors the resources for building durable investment portfolios.

Experience and Consistency – Our manager selection and oversight process is based on over 30 years of experience.

Over the past six months investors continued to shrug off geo-political and economic concerns and pushed markets to their highest levels since before the financial crisis. Overall, confidence in the markets grew as the eurozone backed away from the brink of collapse. The U.S. economy showed continued signs of life as central banks around the world pledged to step-in and support global economic growth. Investors began to move assets from relatively safe, but low-yielding bonds, into riskier instruments in the search of higher returns. Although Europe remains an open question, it is clear that sovereign governments are committed to taking action to control their debt. Investors on both sides of the pond responded positively to the news which helped to buoy investor sentiment. Domestically, as the Fed continues its low interest rate policy, increased consumer spending, small declines in jobless claims, and a decrease in the overall unemployment number added to the positive feel.

The question for the equity markets going forward is whether the bull market is over or still has some life left in it. There is considerable support to make a case for either scenario. Strong corporate profits, higher cash levels, dividend increases, share buybacks, low interest rates, modest economic growth and central bank easing make a good case for those who think the bull market has life. Eurozone debt worries, upcoming political elections, higher oil prices, disappointing job numbers and political instability around the world make a good case for those who think the equity market will not fare well going forward. The first two weeks of April showed that the market will not continue to go straight up. In fact, it is likely we may see the markets pause for a while before continuing an upward trend, although not as sharply as we saw over the past six months.

Interestingly, while the equity markets delivered strong returns, up almost 30% from the lows of October 2011, we wonder who really benefitted. Trading volumes were down substantially and equity mutual fund flows continued to be negative. Conversely, with interest rates at extremely low levels and probably nowhere to go but up, bond mutual fund flows were once again positive. We have seen this time and time again when retail investors become skittish they often exit the market just before the market goes up. They then enter the market after it has risen. A typical case of buy high and sell low. It is extremely difficult to time the markets. A much better approach is to develop a long-term strategic plan and stick to it. You have a much better opportunity to participate in market gains that way. The same is true for those who reduced their equity exposure and increased their bond exposure. If interest rates rise sharply, and bond prices fall, you will likely see those same investors take money out of bonds.

We thank you very much for your long-term approach to investing in your fund and hope that the semi-annual report provides you helpful insight into your specific strategy for the time period ending March 31, 2012. We value your support and confidence in Destra and look forward to serving your investment needs in the future.

Sincerely,

Peter Amendolair
Chief Investment Officer
Destra Capital Advisors LLC

Destra Preferred and Income Securities Fund

Semi Annual Report Shareholder Letter

Fund Snapshot

The Destra Preferred and Income Securities Fund seeks total return, with an emphasis on high current income by investing in a portfolio primarily of preferred and other income producing securities. Flaherty and Crumrine, the Fund’s investment manager, founded in 1983, is one of the oldest firms specializing in the management of preferred securities. Their experience, proprietary database and dedicated credit research capabilities have allowed them to unlock hidden value, in what the firm believes is an inefficient preferred securities market. The preferred market is an often-overlooked segment of the capital markets because it is relatively small and very complex. In an attempt to take advantage of inefficiency within the market Flaherty and Crumrine applies a combination of intensive credit research and quantitative analysis enabling them to seek out opportunities for the Fund.

•	Proprietary database with over 26 years of data, 1500 published issues, and 35-80 individual data points.

•	Portfolio managers work as traders allowing them to trade reactively in an inefficiently priced market.

•	In normal markets, the Fund will invest at least 80% of its assets in a portfolio of preferred and income- producing securities.

•	The Fund may invest up to 40% of its assets in securities of non-U.S. companies, and up to 15% of its assets in common stocks.

•	The Fund invests 25% or more of its assets in securities of financial service companies.

How did the Fund perform during the semi-annual time period October 1st – March 31, 2012?

During the semi-annual time period, the Fund’s investment portfolio had strong returns. The Class A shares had a total return of 9.19% at Net Asset Value, “NAV” (without load), while the Class I shares had a total return of 9.34% on NAV (without load). The Fund compared favorably to its benchmark index which had a total return of 9.03% during the time period. On November 1, 2011 the Fund launched Class C Shares. From its inception through March 31, 2012 the performance of the share class was 6.55%, at NAV.

What was the market environment like during the period?

U.S. economic growth continued to be restrained by household and financial deleveraging. In addition, elevated oil prices, fiscal uncertainty and the continuing European debt crisis also limited the recovery. While for several quarters we’ve seen signs of improvement in the U.S. economy, the pace of growth has been well short of robust.

However, beginning last December, U.S. investor confidence turned positive after several months of decline, the domestic labor picture showed improvement and the housing market appeared finally to have stabilized. In addition, Europe stepped back from the precipice of economic disaster (although concerns reemerged in April), as policy makers flooded the continent with liquidity. Interest rates around the globe hover near historical lows and are not expected to rise substantially anytime soon. This moderate growth environment allowed domestic companies to boost earnings and strengthen balance sheets, while at the same time the risks of recession and deflation diminished.

All of this stimulated demand for higher-yielding assets, especially preferred securities, contributed to excellent performance for preferreds. However, returns of this magnitude are rare – even in periods of above-average market volatility such as we’ve experienced over the past several years.

Regulatory Update

There is little new to report on regulatory matters. We expect new bank capital guidelines to be issued by the Fed very soon. With the new rules set to go into effect in January 2013, time is running out for the regulators. The new guidelines, when issued, will provide the final pieces of the regulatory capital overhaul which grew out of the financial crisis.

We’ve known for some time that most forms of trust preferred and hybrid preferred securities will eventually no longer count towards bank Tier 1 regulatory capital requirements. When they can and the economics make sense, banks are calling the higher-coupon of these trust preferreds under their regular call provisions, but we’re waiting to learn what can be used instead. Since we have been aware of this issue in the marketplace well before the Fund’s inception we have not invested in these high coupon preferreds so the Fund should not be impacted by these redemptions in the marketplace.

Even without clear guidelines from regulators, a handful of banks recently have issued new preferred stock with terms expected to conform to the new rules. These securities are all perpetual, non-cumulative preferred stock, which we and the market presume will qualify as Tier 1 capital whenever the new bank capital rules are promulgated.

How did the Fund adjust to the market during this period?

While we have seen some preemptive redemption and issuance from stronger U.S. banks, to a large degree the preferred market is in a holding pattern awaiting new bank capital guidelines from the Federal Reserve. Once the rules are known, we don’t think the transition will be immediate; nor is it likely that all of the older “non-qualifying” capital will be replaced with newer “good” Tier 1 capital. However, we have tried to anticipate the shift by selling or avoiding securities, which may be called in the near future on unattractive terms. This type of proactive management has always been part of our investment approach as we constantly evaluate the risk/return profile of each holding. We anticipate a substantial pickup in bank trust preferred calls and preferred stock issuance after the rules are released.

Which holdings contributed to the Fund’s performance?

Even though the Fund is underweight banks, the Fund’s selection of banks was the primary reason for the Fund’s outperformance of the benchmark. During this period, European banks performed especially well for the portfolio, as the ECB stabilized funding issues in Europe for the time being. As such HSBC Holdings PLC, (1.27% of Total Assets), Barclays Bank PLC, (1.66% of Total Assets), and ING Groep N.V., (1.05% of Total Assets), were among the best performing banks in the Fund.

Which holdings detracted from the Fund’s performance?

Every security in the portfolio contributed positively to the Fund’s performance in the period. Although past performance is no guarantee of future success.

What is the portfolio manager’s outlook for the next six months/year?

Overall we remain moderately optimistic on U.S. economic growth this year, with restricted real GDP growth both this year and next. This moderate growth environment should allow companies to continue to boost earnings and further strengthen their balance sheets. That, along with improving lending performance, rising household savings and accommodative monetary policy, should contribute to good performance for preferred securities. At the same time, a number of risks are visible on the horizon, most notably (but not exclusively) the sovereign debt crisis in Europe.

At the end of the day, we believe long-term investors will continue to earn attractive returns on preferred securities, although there may be some bumps along the way. We will continue to manage the Fund as we have managed preferred portfolios for over 25 years – in quiet times and in crisis – with a disciplined eye on credit fundamentals, relative value and risk management.

Preferred & Income Securities Fund
	3 Months	1 Year	Life of Fund
	Ending	Ending	Ending
	3/31/2012	3/31/2012	3/31/2012
Share Class	Return	Return	Return
A at NAV	6.44		9.35
A with Load	1.62		4.41
C at NAV	6.19		6.55
C with Load	5.19		5.55
I at NAV	6.49		9.59
Market Benchmark	6.49		6.23

Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.destracapital.com or call 877.855.3434. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

Class A share performance reflects the maximum 4.50% sales charge, and Class C shares reflects the applicable contingent deferred sales charge (CDSC) for the period invested. The CDSC on Class C Shares is 1% for the first year after purchase. Class I shares do not have a front-end sales charge or CDSC; therefore performance is at net asset value. The performance of the Fund’s share classes will differ primarily due to the different sales charge structures and class expenses.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, and Class I was 1.52%, 2.27% and 1.24% respectively. The expense ratio presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered in this report.

The Fund’s total returns would have been lower if certain expenses had not been waived or reimbursed by the investment adviser. Returns for less than 1 year are not annualized. Fund returns include the reinvestment of dividends and capital gains.

The Market Benchmark is rebalanced monthly as an equally weighted average of the performance of the BofA Merrill Lynch 8% Capped Hybrid Preferred Securities IndexSM and the BofA Merrill Lynch 8% Constrained Corporate U.S. Capital Securities IndexSM. It is not necessarily a comprehensive reflection of the preferred securities held by portfolios in the Composite

A direct investment cannot be made into the index. Unless otherwise indicated, index results include reinvested dividends and do not reflect any sales charges. Performance of the Fund may deviate significantly from the performance of the index.

Credit Quality
	Moody’s			Standard & Poors
A2		2%	A-		0%
A3		3%	BBB+		14%
Baa1		7%	BBB		28%
Baa2		21%	BBB-		9%
Baa3		36%	BB+		34%
Ba1		19%	BB		8%
Ba2		5%	BB		2%
Ba3		2%	Cash		5%
Cash		5%

Top 10 Issuers	% of Total Investments
Met Life	4.5%
JPMorgan Chase	4.0%
Nexen	3.9%
Wells Fargo	3.9%
Axis Capital	3.9%
HSBC PLC	3.5%
Bank of America	3.5%
Citigroup	3.2%
Entergy Louisiana	3.2%
First Niagara Financial Group	3.1%

Industry Sectors	Weight
Bank	38%
Finance	4%
Insurance	27%
Utility	10%
REIT	9%
Energy	7%
Cash	5%

Security Types	Weight
Taxable (Flat) - Preferred	45%
Taxable (Flat) Debt	6%
Perpetual	15%
Corporate Bond	3%
Taxable Hybrid	19%
Convertible Preferred	3%
DRD Capital Security	4%
Cash	5%

Growth of $10,000 Investment
Since Inception At Offering Price

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund. Past performance does not guarantee future results. The hypothetical example does not represent the returns of any particular investment.

Destra Focused Equity Fund Manager Discussion and Analysis

Fund Snapshot

The Destra Focused Equity Fund, (the “Fund”) seeks long term capital appreciation by utilizing an investment approach guided by the belief that sector and industry performance is highly correlated with particular stages of the business cycle. With that in mind, the Fund’s investment manager, WestEnd Advisors, screens the S&P 500 for high-quality, clean balance sheet businesses that they believe are positioned to have the greatest appreciation in the current phase of the business cycle. WestEnd Advisors works to identify where we are in a business cycle by monitoring and evaluating approximately 120 economic and business indicators. This research also directs them to where they think the business cycle is moving.

WestEnd Advisors’ research has shown that historically, different sectors of the S&P 500 have been highly correlated with certain phases of the business cycle. By identifying where we are in a business cycle, WestEnd determines which sectors of the S&P 500 the Fund should own, as well as which sectors to avoid.

There are ten sectors in the S&P 500 (using Global Industry Classification Standard “GIC” sector and industry classifications), and over the course of a full business cycle the Fund should invest in each sector. In the early stages, the Fund will tend to own more economically sensitive sectors: energy, materials, industrials and financials. As the business cycle matures, the Fund will gravitate towards information technology, consumer discretionary and telecommunications. Ultimately when the economy slows down into what WestEnd Advisors calls a cycle-ending recession, the portfolio will become defensive and the Fund’s stock allocations will shift into sectors such as utilities, health care and consumer staples. WestEnd Advisor’s investment philosophy results is an investment process that shifts portfolio sector and style emphasis as the business cycle moves, seeking to keep the Fund’s portfolio properly oriented and timely over a full economic and market cycle. Since the Fund’s inception, financial markets have witnessed a historic high level of volatility, however the Fund’s strategy has generally served shareholders well over the past 11 months by limiting losses when the markets struggle and participating in rising markets. This is a concept we at Destra Capital Advisors, call, Responsible Alpha™.

How did the Fund perform from October 1, 2011 to March 31, 2012?

The Destra Focused Equity Fund’s Class A shares provided a total return of 24.77%, at net asset value from October 1, 2011 through March 31, 2012, the Fund’s semi-annual reporting period. The Fund’s Class I shares provided a total return of 25.08%, at net asset value over the same period. This compares with a return of 25.9% for the Fund’s benchmark, the S&P 500 Index. On November 1, 2011 the Fund launched Class C Shares. From their inception through March 31, 2012, the performance of the share class was 12.67%, at net asset value (“NAV”).

A Tale of Two Periods

Markets rallied sharply during the period from October, 2011 to March, 2012. Given the Fund’s investment strategy we are not surprised by the Fund’s modest underperformance during the reporting period, compared to its benchmark, the S&P 500 Index. However, taken in the context of both up and down markets, as experienced since the Fund’s inception on April 12, 2011 through March 30, 2012, WestEnd’s investment process provided an overall market beating total return. In the Down Market period the Fund outperformed the S&P 500 by 4.67%. Conversely during the Up Market it participated in market performance but trailed the S&P 500 by 1.02%. However, over the combined period the Fund had a total return of 14.30% beating the S&P 500 Index by 4.90%, as the chart below illustrates. This concept of outperformance when markets struggle and near market returns when they rally significantly is a hallmark of what Destra looks for in Responsible Alpha™ management.

	Down Market	Up Market	Combined Period
	4/12/11-	10/1/11-	4/12/11-
	9/30/11	3/31/12	3/31/12
S&P 500 Index*	-13.07%	25.92%	9.40%
Destra Focused Equity Fund Class A Shares,
at net asset value	-8.40%	24.90%	14.30%
Fund Performance Difference	4.67%	-1.02%	4.90%

Past performance is no guarantee of future results.

*	The S&P 500 Index is a commonly recognized market-capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

What was the economic and market environment like during this period?

During the six months ended March 31, 2012, the U.S. economy continued to grow despite investors’ worries that the U.S. was headed for another recession. Investors welcomed improved economic data, which included a pickup in consumer spending, solid business investment and better labor market statistics. In addition, an increased number of investors started to accept the idea that economic conditions in Europe and China do not necessarily dictate the strength or direction of the U.S. economy. The positive economic data, along with less emphasis on potential risks from outside the U.S., fueled the stock market rally during the six month period ended March 31, 2012.

Which holdings contributed to the Fund’s performance?

Today, WestEnd Advisors believes we are in the later middle stages of the business cycle that started at the end of the recession in 2002. Their research leads them to favor technology and consumer discretionary companies, followed by firms in the health care, telecommunications and consumer staples arenas. The largest contributor to performance of the Fund for the six months ended March 31, 2012, was the overweighting (relative to the S&P 500 Index) of the Information Technology sector. The Information Technology sector was the second best performing sector in the S&P 500 over the six month period. Stock selection in the Information Technology sector also contributed to the Fund’s positive performance during the period as Autodesk (4.59% of Total Assets), Qualcomm (4.59% of Total Assets), and Adobe Systems Inc. (4.57% of Total Assets), had impressive gains. Also contributing to the Fund’s performance during the time period was the overweighting of the Consumer Discretionary sector. The Consumer Discretionary sector was the third best performing sector in the S&P 500 over the six month period. Lowe’s (4.58% of Total Assets), Coach (4.60% of Total Assets), and Nike (4.63% of Total Assets) all added to strong performance within that sector.

Which holdings detracted from the Fund’s performance?

All of the Fund’s holdings had a positive return for the six months ended March 31, 2012. Most securities had double-digit returns with the exception of Verizon (4.61% of Total Assets), which lagged during the time period.

The largest negative contributor to the performance of the Fund for the six months ended March 31, 2012, was the underweight to the Financials sector, which was the best performing sector in the S&P 500 over the six month period. WestEnd Advisors’ research confirms their belief that we are in the late middle stages of the business cycle, which is why the Fund was underweight in this sector during the period. WestEnd continues to believe that financial companies in general will underperform in this economic environment and the Fund remains underweighted to this sector.

What is your outlook for the Fund?

We believe certain consumer-focused companies and technology companies are well positioned for the moderate growth environment we anticipate throughout 2012. Employee raises, increased hours worked and hiring have all contributed to personal income gains. Diminished concerns about layoffs along with higher incomes indicate consumer spending should continue to be a driver of U.S. growth. The Fund’s manager also sees business investment, especially in enterprise technology, as another area of economic strength. Spending on technology should remain strong as corporations look for ways to offset slower productivity gains and boost earnings growth. A low likelihood of additional security purchases by the Federal Reserve (QE3) points to a strong U.S. dollar in the period ahead. The strength in the dollar, together with moderate economic growth, should act as a headwind for the stocks of commodity-oriented companies in the Materials, Industrials and Energy sectors. We feel the Fund is positioned to benefit from these trends with significant allocations to the Consumer Discretionary and Information Technology sectors.

Focused Equity Fund
	3 Months	1 Year	Life of Fund
	Ending	Ending	Ending
	3/31/2012	3/31/2012	3/31/2012
Share Class	Return	Return	Return
A at NAV	14.50		14.29
A with Load	7.93		7.69
C at NAV	14.34		12.67
C with Load	13.34		11.67
I at NAV	14.63		14.74
S&P 500 Index	12.59		11.77

Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.destracapital.com or call 877.855.3434. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

Class A share performance reflects the maximum 5.75% sales charge, and Class C shares reflect the applicable contingent deferred sales charge (CDSC) for the period invested. The CDSC on Class C Shares is 1% for the first year after purchase. Class I shares do not have a front-end sales charge or CDSC; therefore performance is at net asset value. The performance of the Fund’s share classes will differ primarily due to the different sales charge structures and class expenses.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, and Class I was 1.61%, 2.36% and 1.33% respectively. The expense ratio presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered in this report.

The Fund’s total returns would have been lower if certain expenses had not been waived or reimbursed by the investment adviser. Returns for less than 1 year are not annualized. Fund returns include the reinvestment of dividends and capital gains.

The S&P 500 Index is an unmanaged index considered representative of the U.S. stock market.

A direct investment cannot be made into the index. Unless otherwise indicated, index results include reinvested dividends and do not reflect any sales charges. Performance of the Fund may deviate significantly from the performance of the index.

Top Five Holdings		Ticker	% of Fund
EMC Corp.		EMC	4.8%
Nordstrom, Inc.		JWN	4.8%
American Tower Corp.		AMT	4.8%
Autodesk, INC.		ADSK	4.8%
Oracle Corporation		ORCL	4.8%

Key Characteristics	Focused Equity Fund		S&P 500
AUM (millions)	$14.8
# of Positions	21		500
Avg. Market Cap ($B)	$59.8		$55.1
Trailing Price/Earnings Ratio	20.8		15.2
Trailing Price to Book	3.7		2.2

Industry Sectors			Weight
Consumer Discretionary			30%
Consumer Staples			15%
Energy			0%
Financials			0%
Health Care			10%
Industrials			0%
Information Technology			35%
Materials			0%
Telecommunication Services			10%
Utilities			0%
Other			0%

Growth of $10,000 Investment
Since Inception At Offering Price

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund. Past performance does not guarantee future results. The hypothetical example does not represent the returns of any particular investment.

DESTRA FUND RISKS DISCLOSURES

Destra Funds Risk Disclosures

This document may contain forward-looking statements representing Destra’s or the portfolio manager or sub-adviser’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statement involve risks and uncertainties. Because these forward-looking statement are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s or the portfolio manager or sub-adviser’s control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Destra Focused Equity Fund

Some important risks of the Focused Equity Fund are: Market Risk: The market values of securities owned by the Fund may decline, at times sharply and unpredictably, due to drops in the stock or other financial markets and therefore the value of Fund shares will fluctuate. Securities Selection Risk: Securities selected by the sub-advisor for the Fund may not perform to expectations. Sector Focus Risk: The Fund will typically focus its investments on companies within particular economic sectors. Developments affecting companies in those sectors will have a magnified effect on the Fund’s net asset value and total return. Non-Diversification/Limited Holdings Risk: The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. The Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility, and be highly concentrated in certain issues. Furthermore, because the Fund has a relatively small number of issuers, the Fund has greater susceptibility to adverse development in one issuer or group of issuers. Investment Strategy Risk: The Fund invests in common stocks of companies that the sub-advisor believes will perform well in certain phases of the economic business cycle. The sub-advisor’s investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process. Investment Risk: When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, as with any mutual fund investment, you may lose some or all of your investment by investing in the Fund. See the prospectus for a complete listing of the principal risks.

Destra Preferred and Income Securities Fund

Some important risks of the Preferred and Income Securities Fund are: Market Risk: The market values of securities owned by the Fund may decline, at times sharply and unpredictably, and therefore the value of Fund shares will fluctuate. Preferred and Subordinated Security Risk: Preferred and other subordinated securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to a greater credit risk than those debt instruments. Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default. Credit Risk: Credit risk is the risk that an issuer of a security will be unable or unwilling to make a dividend, interest, or principal payment when due and the related risk that the value of a security may decline because of an issuer’s ability to make such payments. Credit risk may be heightened for the Fund because the Fund may invest in “high yield” or “high risk” securities, which involve greater risk, including the possibility of default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends and interest and repay principal. Although the Fund intends to principally invest in investment-grade securities at the time of investment, there is no limit on the amount of below-investment-grade securities that the Fund may invest in. Therefore an investment in the Fund should be considered speculative. Interest Rate Risk: If interest rates rise — long-term rates in particular — the prices of fixed-rate securities held by the Fund will fall. Liquidity Risk: The fund is limited to investing up to 15% of its net assets in illiquid securities. These types of securities may have limited marketability and may be difficult to sell at favorable prices. Non-U.S. Investment Risk: Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States. This increased risk is a result of, among other things, regulatory, political, social, and economic developments abroad, different legal, regulatory, and tax environments, less liquidity and greater volatility, and a lack of uniform accounting, auditing, and financial reporting standards. Currency Risk: Changes in currency exchange rates may adversely affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Non-Diversification Risk: The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility, and may be highly concentrated in certain securities. Securities Selection Risk: Securities selected by the Fund’s portfolio manager may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives. Investment Risk: When you sell your shares of the Fund, they could be worth more or less than what you paid for them. You may lose some or all of your investment in this Fund. Issuer Concentration in Industries with Regulated Capital Structure: Over 80% of preferred securities are issued by regulated companies in the banking, financial services, insurance, and utility industries, with the regulatory structure potentially providing insulation against credit default. In normal market conditions, the Fund will invest at least 25% of its assets in securities of companies principally engaged in the financial services industry. This policy makes the Fund more susceptible to adverse economic or regulatory occurrences affecting financial services companies, including the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, and portfolio concentration in geographic markets and commercial and residential real estate loans.

Overview of Fund Expenses — As of March 31, 2012 (unaudited)

As a shareholder of the Destra Investment Trust II, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 9/30/11 to 3/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized
			Expense	Expenses
			Ratios	Paid
	Beginning	Ending	During the	During the
	Account	Account	Period	Period
	Value	Value	9/30/11	9/30/11
	9/30/11	3/31/2012	to 3/31/12	to 3/31/12†
Destra Preferred and Income Securities Fund Class A
Actual	$1,000.00	$1,091.88	1.50%	$7.84
Hypothetical (5% return before expenses)	1,000.00	1,017.50	1.50%	7.57
Destra Preferred and Income Securities Fund Class C*
Actual	1,000.00	1,065.50	2.25%	9.65	††
Hypothetical (5% return before expenses)	1,000.00	1,013.75	2.25%	11.33
Destra Preferred and Income Securities Fund Class I
Actual	1,000.00	1,093.40	1.22%	6.38
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.22%	6.16
Destra Focused Equity Fund Class A
Actual	1,000.00	1,247.70	1.60%	8.99
Hypothetical (5% return before expenses)	1,000.00	1,017.00	1.60%	8.07
Destra Focused Equity Fund Class C*
Actual	1,000.00	1,126.70	2.35%	10.38	††
Hypothetical (5% return before expenses)	1,000.00	1,013.25	2.35%	11.83
Destra Focused Equity Fund Class I
Actual	1,000.00	1,250.77	1.32%	7.43
Hypothetical (5% return before expenses)	1,000.00	1,018.40	1.32%	6.66

*	Data is provided for the period November 1, 2011 (commencement of operations) to March 31, 2012.
†
Expenses are calculated using the Fund’s annualized expense ratio, which includes waived fees or reimbursed expenses, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the six-month period). Hypothetical expenses assume the Fund was outstanding for a full six-month period and not the shorter actual period shown above.

††
Expenses are calculated using each Fund’s annualized expense ratio, which includes waived fees or reimbursed expenses, multiplied by the average account value for the period, multiplied by 152/366 (to reflect commencement of operations).

DESTRA PREFERRED AND INCOME SECURITIES FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (unaudited)

Number
of		Moody‘s
Shares	Description	Ratings	Fair Value
	Long-Term Investments - 101.2%
	Preferred Securities - 72.3%

	Banks - 25.5%
	Barclays Bank PLC, PFD
2,000	8.125%, Series 5 (a)	Baa3	$ 50,880
4,169	7.750%, Series 4 (a)	Baa3	105,059
7,555	Countrywide Capital V, PFD
	7.000% 11/01/36	Ba1	180,338
1,400	Deutsche Bank Contingent Capital
	Trust III, PFD 7.600% (a)	Baa2	35,924
1,477	Deutsche Bank Contingent Capital
	Trust V, PFD 8.050% (a)	Baa2	39,643
1,500	Fifth Third Capital Trust V, PFD
	7.250% 08/15/67	Baa3	37,920
6,675	Fifth Third Capital Trust VI, PFD
	7.250% 11/15/67	Baa3	168,610
10,250	First Niagara Financial Group, Inc.,
	PFD 8.625%, Series B (a)	Ba2	282,592
5,925	First Republic Bank, PFD 6.700%,
	Series A (a)	Baa3	149,962
4,225	HSBC Finance Corp., PFD 6.360%,
	Series B (a)	Baa2	104,949
4,364	HSBC Holdings PLC, PFD 8.000%,
	Series 2 (a)	A3	119,181
3,900	HSBC USA, Inc., PFD 6.500%,
	Series H (a)	Baa1	97,617
3,665	KeyCorp Capital X, PFD 8.000%
	03/15/68	Baa3	93,457
3,175	Regions Financing Trust III, PFD
	8.875% 06/15/78	B2	81,121
5,523	Santander Finance Preferred SA
	Unipersonal, PFD 10.500%,
	Series 10 (a)	Baa2	147,409
1,120	SunTrust Capital IX, PFD 7.875%
	03/15/68	Baa3	28,538
3,600	US Bancorp, PFD 6.500%,
	Series F (a)	A3	97,884
250	Wells Fargo & Co., PFD 7.500%,
	Series L (a)	Baa3	279,175
2,500	Wells Fargo & Co., PFD 8.000%,
	Series J (a)	Baa3	72,650
			2,172,909
	Diversified Financials - 8.1%
3,610	Bank of America Corp., PFD 8.625%,
	Series 8 (a)	Ba3	92,560
5,800	Citigroup Capital VIII, PFD 6.950%
	09/15/31	Baa3	145,000
5,176	Citigroup Capital XII, PFD 8.500%
	03/30/40	Baa3	132,506
542	Citigroup Capital XIII, PFD 7.875%
	10/30/40	Baa3	14,742
5,473	Morgan Stanley Capital Trust III,
	PFD 6.250% 03/01/33	Baa2	132,228
6,550	Raymond James Financial, Inc.,
	PFD 6.900% 03/15/42	Baa2	170,169
			687,205

Number
of		Moody‘s
Shares	Description	Ratings	Fair Value
	Energy - 4.2%
14,130	Nexen, Inc., PFD 7.350%
	11/01/43	Ba1	$ 357,489
	Insurance - 20.8%
9,650	Arch Capital Group Ltd., PFD
	6.750% (a)	Baa2	245,171
	Axis Capital Holdings Ltd., PFD
10,000	6.875%, Series C (a)	Baa3	260,000
3,605	7.250%, Series A (a)	Baa3	90,558
4,250	Berkley W.R. Capital Trust II, PFD
	6.750% 07/26/45	Baa3	107,100
10,848	Delphi Financial Group, Inc.,
	PFD 7.376% 05/15/37	Ba1	268,488
3,000	Endurance Specialty Holdings Ltd.,
3,000	PFD 7.500%, Series B (a)	Baa3	77,460
3,681	PFD 7.750%, Series A (a)	Baa3	96,553
4,223	ING Groep NV, PFD 7.050%(a)	Ba1	98,691
8,096	Partnerre Ltd., PFD 7.250%,
	Series E (a)	Baa2	211,305
3,953	Principal Financial Group, Inc.,
	PFD 6.518%, Series B (a)	Baa3	101,157
8,650	Renaissancere Holdings Ltd.,
	PFD 6.600%, Series D (a)	Baa2	216,769
			1,773,252
	Real Estate - 7.3%
751	Commonwealth REIT, PFD
	7.500% 11/15/19	Baa2	16,710
6,930	Cubesmart, PFD 7.750%,
	Series A (a)	Ba2	175,953
4,598	Duke Realty Corp., PFD 6.600%,
	Series L (a)	Baa3	115,824
	PS Business Parks, Inc., PFD
4,448	6.875%, Series R (a)	Baa3	114,936
1,000	7.000%, Series H (a)	Baa3	25,220
6,900	Realty Income Corp., PFD 6.625%,
	Series F (a)	Baa2	175,605
			624,248
	Utilities - 6.4%
6,280	Constellation Energy Group, Inc.,
	PFD 8.625% 06/15/63,
	Series A	Baa3	170,502
2,900	Entergy Louisiana LLC, PFD
	6.950% (a)	Ba1	290,906
3,440	PPL Electric Utilities Corp., PFD
	6.250% (a)	Ba1	86,645
			548,053
	Total Preferred Securities
	(Cost $6,019,500)		6,163,156

The accompanying notes are an integral part of these financial statements.

DESTRA PREFERRED AND INCOME SECURITIES FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2012 (unaudited)

		Moody‘s
Par Value	Description	Ratings	Fair Value
	Capital Securities - 21.9%

	Diversified Financials - 8.3%
40,000	BankAmerica Capital II 8.000%
	12/15/26, Series 2	Ba1	$ 40,600
212,000	Capital One Capital III 7.686%
	08/15/36	Baa3	214,120
100,000	Goldman Sachs Capital I 6.345%
	02/15/34	A3	93,579
330,000	JPMorgan Chase & Co. 7.900% (a)	Baa1	362,776
			711,075
	Energy - 3.0%
230,000	Enterprise Products Operating LLC
	8.375% 08/01/66	Baa3	250,928

	Insurance - 7.6%
100,000	ACE Capital Trust II 9.700%
	04/01/30	Baa1	136,731
100,000	Lincoln National Corp. 7.000%
	05/17/66	Ba1	97,750
300,000	MetLife, Inc. 10.750% 08/01/39	Baa2	412,801
			647,282
	Utilities - 3.0%
125,000	PPL Capital Funding, Inc. 6.700%
	03/30/67	Ba1	125,131
130,000	Puget Sound Energy, Inc. 6.974%
	06/01/67, Series A	Baa3	133,423
			258,554
	Total Capital Securities
	(Cost $1,832,062)		1,867,839

	Corporate Bonds - 7.0%

	Diversified Financials - 1.8%
160,000	Goldman Sachs Group, Inc.
	6.750% 10/01/37	A2	156,799

	Insurance - 2.4%
240,000	XL Group PLC 6.500%,
	Series E (a)	Ba1	204,600

	Real Estate - 1.7%
5,925	Commonwealth REIT, PFD 7.250%,
	Series E (a)	Baa3	149,014

	Utilities - 1.1%
75,000	Southern Union Co. 8.250%
	11/15/29	Baa3	89,809

	Total Corporate Bonds
	(Cost $589,119)		600,222

	Total Long-Term Investments - 101.2%
	(Cost $8,440,681)		8,631,217

	Money Market Mutual Funds - 5.2%
445,616	Fidelity Institutional Money
	Market Prime, 0.14% (b)
	(Cost $445,616)		445,616

Moody‘s
Par Value	Description	Ratings	Fair Value
Total Investments - 106.4%
	(Cost $8,886,297)	$ 9,076,833
Liabilities in excess of other
	Assets - (6.4%)		(549,241)
	Net Assets - 100.0%		$ 8,527,592

		% of
Summary by Country	Fair Value	Net Assets
Bermuda	$1,197,815	14.0%
Britain	275,120	3.2
Canada	357,489	4.2
Ireland	204,600	2.4
Netherlands	98,691	1.2
Spain	147,409	1.7
United States	6,350,093	74.5
Money Market Mutual Funds	445,616	5.2
Total Investments	9,076,833	106.4
Liabilities in excess of
other Assets	(549,241)	(6.4)
Net Assets	$8,527,592	100.0%

LLC - Limited Liability Corporation
NV - Publicly Traded Company
PFD - Preferred Security
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a) - Perpetual security.
(b) - Interest rate shown reflects yield as of March 31, 2012.

The accompanying notes are an integral part of these financial statements.

DESTRA FOCUSED EQUITY FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (unaudited)

Number
of
Shares	Description	Fair Value
	Common Stocks - 96.6%

	Automobiles & Components - 4.9%
22,227	Johnson Controls, Inc.	$ 721,933

	Consumer Durables & Apparel - 9.7%
9,263	Coach, Inc	715,845
6,647	NIKE, Inc. - Class B	720,801
		1,436,646
	Food & Staples Retailing - 9.7%
7,913	Costco Wholesale Corp	718,500
8,587	Whole Foods Market, Inc	714,438
		1,432,938
	Pharmaceuticals, Biotechnology &
	Life Sciences - 9.6%
10,591	Amgen, Inc	720,082
9,157	Celgene Corp. *	709,851
		1,429,933
	Real Estate - 4.9%
11,510	American Tower Corp	725,360

	Retailing - 19.3%
10,804	Bed Bath & Beyond, Inc. *	710,579
22,754	Lowe’s Cos., Inc	714,020
13,021	Nordstrom, Inc	725,530
12,295	Target Corp	716,430
		2,866,559
	Semiconductors & Semiconductor
	Equipment - 4.8%
25,497	Intel Corp	716,721

	Software & Services - 19.2%
20,728	Adobe Systems, Inc. *	711,178
16,911	Autodesk, Inc. *	715,673
3,416	International Business
	Machines Corp	712,748
24,337	Oracle Corp	709,667
		2,849,266
	Technology Hardware &
	Equipment - 9.7%
24,362	EMC Corp. *	727,937
10,521	QUALCOMM, Inc	715,638
		1,443,575
	Telecommunication Services - 4.8%
18,794	Verizon Communications, Inc	718,495

	Total Common Stocks
	(Cost $12,790,483)	14,341,426

Number
of
Shares	Description	Fair Value
	Money Market Mutual Funds - 5.8%
866,216	Fidelity Institutional Money
	Market Prime, 0.14%(a)
	(Cost $866,216)	$ 866,216

	Total Investments - 102.4%
	(Cost $13,656,699)	15,207,642
	Liabilities in excess of
	other Assets - (2.4%)	(360,977)

	Net Assets - 100.0%	$ 14,846,665

* - Non-income producing security.
(a) - Interest rate shown reflects yield as of March 31, 2012.

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2012 (unaudited)

	Destra Preferred	Destra
	and Income	Focused
	Securities	Equity
	Fund	Fund
Assets
Investments:
Investments at cost	$8,886,297	$13,656,699
Net unrealized appreciation	190,536	1,550,943
Total Investments at value	9,076,833	15,207,642
Receivables:
Capital shares sold	51,591	263,282
Due from the advisor	68,818	58,101
Dividends and interest	48,823	7,331
Investments sold	99,742	—
Foreign tax reclaims	217	—
Prepaid expenses	40,755	40,761
Total assets	9,386,779	15,577,117

Liabilities
Payables:
Investments purchased	703,605	572,202
Transfer agent fees	41,802	42,272
Audit fees	10,003	10,003
Legal fees	25,009	25,009
Trustees’ fees	12,524	16,482
Organizational fees	10,793	10,793
Capital shares payable	5,393	223
Other expenses and payables	50,058	53,468
Total liabilities	859,187	730,452
Net Assets	$8,527,592	$14,846,665

Composition of Net Assets
Paid-in capital ($0.001 par value common stock)	$8,316,856	$13,376,280
Undistributed net investment income (loss)	11,599	(13,324)
Accumulated net realized gain (loss) on investments	8,601	(67,234)
Net unrealized appreciation on investments	190,536	1,550,943
Net Assets	$8,527,592	$14,846,665

Net Assets
Class A	$5,543,894	$8,242,831
Class C	$920,193	$463,000
Class I	$2,063,505	$6,140,834

Shares Outstanding
Class A	350,762	480,765
Class C	58,039	27,401
Class I	131,316	357,904

Net Asset Value Per Share
Class A	$15.81	$17.15
Class C	$15.85	$16.90
Class I	$15.71	$17.16

The accompanying notes are an integral part of financial statements.

STATEMENTS OF OPERATIONS
For the six months ended March 31, 2012 (unaudited)

	Destra Preferred	Destra
	and Income	Focused
	Securities	Equity
	Fund	Fund
Investment Income
Dividends	$124,840	$42,590
Less: foreign taxes withheld	(118)	—
Interest income	31,016	—
Total Investment Income	155,738	42,590

Expenses
Legal fees	33,369	28,269
Transfer agent fees	33,360	32,027
Shareholder reporting fees	26,804	26,589
Organizational fees	25,276	25,276
Administration and accounting fees	16,659	17,414
Advisory fees	16,485	29,611
Trustees’ fees and expenses	11,718	15,693
Audit fees	10,120	10,119
Insurance fees	4,508	4,941
Distribution fees Class A	3,486	4,631
Distribution fees Class C	1,629	693
Shareholder servicing fees	3,460	5,295
Custody fees	623	992
Other fees	20,552	20,624
Total expenses	208,049	222,174
Less: expense waivers and reimbursements	(175,653)	(170,290)
Net expenses	32,396	51,884
Net Investment Income (Loss)	$123,342	$(9,294)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments in securities	$8,601	$(18,926)
Net change in unrealized appreciation on investments in securities	241,504	1,585,123
Net realized and unrealized gain on investments in securities	250,105	1,566,197
Net Increase in Net Assets Resulting from Operations	$373,447	$1,556,903

The accompanying notes are an integral part of financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Destra Preferred and		Destra Focused
	Income Securities Fund		Equity Fund
	For the	For the	For the	For the
	six months	period	six months	period
	ended	April 12,	ended	April 12,
	March 31,	2011* to	March 31,	2011* to
	2012	September 30,	2012	September 30,
	(unaudited)	2011	(unaudited)	2011
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$123,342	$50,693	$(9,294)	$(394)
Net realized gain (loss) on investments in securities	8,601	(174)	(18,926)	(48,308)
Net change in unrealized appreciation (depreciation) from
investments in securities	241,504	(50,968)	1,585,123	(34,180)
Net increase (decrease) in net assets resulting from operations	373,447	(449)	1,556,903	(82,882)

Class A
Distributions to Shareholders
Net investment income	(78,216)	(23,711)	(491)	—
Net realized gain	(386)	—	—	—
Total distributions to shareholders	(78,602)	(23,711)	(491)	—

Class C
Distributions to Shareholders
Net investment income	(2,091)	—	—	—
Net realized gain	(16)	—	—	—
Total distributions to shareholders	(2,107)	—	—	—

Class I
Distributions to Shareholders
Net investment income	(42,620)	(16,790)	(4,789)	—
Net realized gain	(195)	—	—	—
Total distributions to shareholders	(42,815)	(16,790)	(4,789)	—

Class A
Capital Share Transactions
Proceeds from shares sold	3,839,760	1,730,906	6,851,025	983,639
Dividends reinvested	62,789	19,551	338	—
Cost of shares redeemed	(260,441)	(4,074)	(442,174)	(5,045)
Net increase from capital share transactions	3,642,108	1,746,383	6,409,189	978,594

Class C
Capital Share Transactions
Proceeds from shares sold	891,425	—	448,660	—
Dividends reinvested	1,542	—	—	—
Cost of shares redeemed	—	—	(10,125)	—
Net increase from capital share transactions	892,967	—	438,535	—

Class I
Capital Share Transactions
Proceeds from shares sold	935,943	1,000,065	4,559,347	1,000,005
Dividends reinvested	34,821	16,380	4,230	—
Cost of shares redeemed	—	(59)	(63,245)	—
Redemption fees	1	—	1,259	—
Net increase from capital share transactions	970,765	1,016,386	4,501,591	1,000,005

Total increase in net assets	5,755,763	2,721,819	12,900,938	1,895,717

Net Assets
Beginning of period	2,771,829	50,010	1,945,727	50,010
End of period	$8,527,592	$2,771,829	$14,846,665	$1,945,727
Undistributed net investment income (loss) at end of period	$11,599	$11,184	$(13,324)	$1,250

The accompanying notes are an integral part of financial statements.

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

	Destra Preferred and		Destra Focused
	Income Securities Fund		Equity Fund
	For the	For the	For the	For the
	six months	period	six months	period
	ended	April 12,	ended	April 12,
	March 31,	2011* to	March 31,	2011* to
	2012	September 30,	2012	September 30,
	(unaudited)	2011	(unaudited)	2011
Class A
Change in Shares Outstanding
Shares outstanding, beginning of period	117,746	1,667	73,212	1,667
Shares sold	245,646	115,038	438,004	71,898
Shares reinvested	4,063	1,315	23	—
Shares redeemed	(16,693)	(274)	(30,474)	(353)
Shares outstanding, end of period	350,762	117,746	480,765	73,212

Class C
Change in Shares Outstanding
Shares outstanding, beginning of period	—	—	—	—
Shares sold	57,940	—	28,027	—
Shares reinvested	99	—	—	—
Shares redeemed	—	—	(626)	—
Shares outstanding, end of period	58,039	—	27,401	—

Class I
Change in Shares Outstanding
Shares outstanding, beginning of period	69,437	1,667	68,334	1,667
Shares sold	59,599	66,671	293,275	66,667
Shares reinvested	2,280	1,103	283	—
Shares redeemed	—	(4)	(3,988)	—
Shares outstanding, end of period	131,316	69,437	357,904	68,334

*	Commencement of operations.

The accompanying notes are an integral part of financial statements.

FINANCIAL HIGHLIGHTS

Beneficial interest outstanding throughout the period is presented below:
Destra Preferred and	Destra Focused
Income Securities Fund	Equity Fund
For the	For the	For the	For the
six months	period	six months	period
ended	April 12,	ended	April 12,
March 31,	2011* to	March 31,	2011* to
2012	September 30,	2012	September 30
(unaudited)	2011	(unaudited)	2011
Class A
Net asset value, beginning of period	$14.82	$15.00	$13.74	$15.00
Investment operations:
Net investment income (loss)1	0.43	0.67	(0.03)	(0.03)
Net realized and unrealized gain (loss)	0.91	(0.65)	3.44	(1.23)
Net Increase (decrease) in Net Asset Value from Operations	1.34	0.02	3.41	(1.26)

Distributions to shareholders from:
Net investment income	(0.35)	(0.20)	—	5	—
Net realized gains	—	5	—	—	—
Total distributions	(0.35)	(0.20)	—	—
Net asset value, end of period	$15.81	$14.82	$17.15	$13.74

TOTAL RETURN2,4	9.19%	0.15%	24.77%	(8.40)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$5,544	$1,745	$8,243	$1,006
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers3	1.50%	1.50%	1.60%	1.60%
Expenses, prior to expense reimbursements/waivers3	8.14%	20.31%	5.68%	29.23%
Net investment income3	5.57%	9.37%	(0.38)%	(0.46)%
Portfolio turnover rate4	27%	25%	6%	22%

Class C†
Net asset value, beginning of period	$15.00	$—	$15.00	$—
Investment operations:
Net investment income (loss)1	0.43	—	(0.08)	—
Net realized and unrealized gain	0.54	—	1.98	—
Net Increase in Net Asset Value from Operations	0.97	—	1.90	—

Distributions to shareholders from:
Net investment income	(0.12)	—	—	—
Net realized gains	-	5	—	—	—
Total distributions	(0.12)	—	—	—

Net asset value, end of period	$15.85	$—	$16.90	$—

TOTAL RETURN2,4	6.55%	—	12.67%	—
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$920	$—	$463	$—
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers3	2.25%	—	2.35%	—
Expenses, prior to expense reimbursements/waivers3	34.09%	—	40.35%	—
Net investment income (loss)3	5.37%	—	(1.27)%	—
Portfolio turnover rate4	27%	—	6%	—

The accompanying notes are an integral part of financial statements.

FINANCIAL HIGHLIGHTS, CONTINUED

Beneficial interest outstanding throughout the period is presented below:
Destra Preferred and	Destra Focused
Income Securities Fund	Equity Fund
For the	For the	For the	For the
six months	period	six months	period
ended	April 12,	ended	April 12,
March 31,	2011* to	March 31,	2011* to
2012	September 30,	2012	September 30
(unaudited)	2011	(unaudited)	2011
Class I
Net asset value, beginning of period	$14.79	$15.00	$13.76	$15.00
Investment operations:
Net investment income (loss)1	0.44	0.47	(0.01)	—
Net realized and unrealized gain (loss)	0.92	(0.43)	3.45	(1.24)
Net Increase in Net Asset Value from Operations	1.36	0.04	3.44	(1.24)

Distributions to shareholders from:
Net investment income	(0.44)	(0.25)	(0.04)	—
Net realized gains	—	5	—	—	—
Total distributions	(0.44)	(0.25)	(0.04)	—

Net asset value, end of period	$15.71	$14.79	$17.16	$13.76

TOTAL RETURN4,6	9.34%	0.23%	25.08%	(8.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$2,064	$1,027	$6,141	$940
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers3	1.22%	1.22%	1.32%	1.32%
Expenses, prior to expense reimbursements/waivers3	9.32%	24.80%	5.70%	26.03%
Net investment income (loss)3	5.77%	6.57%	(0.09)%	0.04%
Portfolio turnover rate4	27%	25%	6%	22%

* Commencement of operations.
† Data is provided for the period November 1, 2011 (commencement of operations) to March 31, 2012.
1 Based on average shares outstanding.
2 Assumes an investment at net asset value at the beginning of period, reinvestment of all distributions for the period and does not include payment of the maximum sales charge or contingent deferred sales charge (CDSC). Total return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.
3 Annualized.
4 Not annualized.
5 Greater than $0.000, but less than $0.005.
6 Assumes an investment at net asset value at the beginning of period, reinvestment of all distributions for the period. Total return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

The accompanying notes are an integral part of financial statements.

NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2012 (unaudited)

1. ORGANIZATION

Destra Investment Trust II (the “Trust”) was organized as a Massachusetts business trust on January 27, 2011, as an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). At the year end, the Trust consisted of two series (collectively, the “Funds” and each individually a “Fund”): Destra Preferred and Income Securities Fund (“Preferred and Income”) and Destra Focused Equity Fund (“Focused Equity”). The Preferred and Income Fund’s investment objective is to seek total return with an emphasis on high current income. The Focused Equity Fund’s investment objective is to seek long term capital appreciation. Each Fund currently offers three classes of shares, Classes A, C and I. All share classes have equal rights and voting privileges, except in matters affecting a single class. Each Fund is non-diversified and represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For

Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds procedures are approved by the Board of Trustees.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2012:

Destra Preferred and Income Securities Fund
	Level 1		Level 2	Level 3	Total
Preferred Securities*	$6,163,156		$—	$—	$6,163,156
Capital Securities*	—		1,867,839	—	1,867,839
Corporate Bonds*	149,014	†	451,208	—	600,222
Money Market Mutual Funds	445,616		—	—	445,616
Total	$6,757,786		$2,319,047	$—	$9,076,833

Destra Focused Equity Fund
	Level 1		Level 2	Level 3	Total
Common Stocks*	$14,341,426		$—	$—	$14,341,426
Money Market Mutual Funds	866,216		—	—	866,216
Total	$15,207,642		$—	$—	$15,207,642

†
81,274 was transferred into Level 1 from Level 2 as a result of readily available market quotations in active markets. It is the Funds’ policy to recognize transfers in and out at fair value as of the beginning of the period.

*	Please refer to the portfolio of investments to view securities segregated by industry.

The Funds held no Level 3 securities during the period ended March 31, 2012.

Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date basis. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Allocation of Income and Expenses

In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Organization and Offering Costs

Costs incurred by the Funds in connection with organizing the Funds were paid by Destra Capital Advisors LLC (the “Advisor”). The Funds do not have any obligation to reimburse the Advisor or its affiliates for organizational expenses paid on their behalf. Offering costs have been capitalized by each respective Fund and will be amortized into expense over the first twelve months of each Fund’s operations. Offering costs were $56,377 for each of the Funds. The offering costs are being amortized by the Funds over a one year period from the inception dates of the Funds.

Cash and Cash Equivalents

Cash and cash equivalents includes US dollar and foreign currency at bank accounts at amounts which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Distributions to Shareholders

The Funds intend to pay substantially all of their net investment income to shareholders through annual distributions. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Funds and the Advisor, subject to the oversight of the Funds’ Board of Trustees, the Advisor is responsible for managing the Funds’ business affairs and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds. The Advisor receives an annual fee payable monthly, at an annual rate of 0.75% and 0.85% of the average daily net assets of Preferred and Income and Focused Equity, respectively.

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement whereby the Advisor has agreed to waive its fee and/or reimburse the other expenses to the extent necessary to reduce the expense ratios of Class A, Class C and Class I of Preferred and Income to 1.50%, 2.25% and 1.22%, respectively, and of Class A, Class C and Class I of Focused Equity to 1.60%, 2.35% and 1.32%, respectively. The expense ratio for each class represents the ratio of the total annual operating expenses of the class (excluding interest, taxes, dividend expense, borrowing costs, interest expense relating to short sales and extraordinary expenses, if any) to the average net assets of the class.

Sub-Advisory Agreement

Preferred and Income has retained Flaherty & Crumrine Incorporated (“Flaherty”) to serve as its investment sub-adviser. Focused Equity has retained WestEnd Advisors LLC (“WestEnd”) as the investment sub-adviser to the Fund. The Advisor has agreed to pay from its own assets an annualized sub-advisory fee to Flaherty and WestEnd equal to one half of the net advisory fees collected by the Advisor from each respective Fund.

Administrator, Custodian and Accounting Agent

The Bank of New York Mellon serves as the Fund’s Administrator, Custodian and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the Fund’s Transfer Agent.

4. DISTRIBUTION AND SERVICE PLANS

The Funds’ Class A and Class C shares have adopted distribution and shareholder servicing plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% and 1.00% of the average daily net assets of the Funds’ Class A and Class C shares, respectively. Payments are made to Destra Capital Investments LLC, the Fund’s distributor (the “Distributor”), who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries’ customers.

For the period ended March 31, 2012 the Funds incurred distribution fees under the Plan were as follows:

Fund Class	Amount
Destra Preferred and Income Securities Fund – Class A	$ 3,486
Destra Preferred and Income Securities Fund – Class C	1,629
Destra Focused Equity Fund – Class A	4,631
Destra Focused Equity Fund – Class C	693

For the period ended March 31, 2012 the Funds incurred shareholder servicing fees under the Plan were as follows:

	Class A	Class C	Class I
Destra Preferred and Income Securities Fund	$ 2,092	$ 407	$ 961
Destra Focused Equity Fund	2,779	173	2,343

5. FEDERAL INCOME TAX MATTERS

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds do not expect to be subject to U.S. federal excise tax.

For the period ended March 31, 2012, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows:

		Gross	Gross
	Cost of	Unrealized	Unrealized	Net Unrealized
	Investments	Appreciation	Depreciation	Appreciation
Destra Preferred and Income Securities Fund	$ 8,878,568	$ 200,041	$(1,776)	$ 198,265
Destra Focused Equity Fund	13,659,439	1,555,140	(6,937)	1,548,203

6. INVESTMENT TRANSACTIONS

For the period ended March 31, 2012, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments were as follows:

	Purchases	Sales
Destra Preferred and Income Securities Fund	$ 6,873,214	$ 1,241,928
Destra Focused Equity Fund	11,362,435	401,319

7. PURCHASES AND REDEMPTIONS OF SHARES

Purchases of Class A shares are subject to an initial sales charge on purchases of less than $1,000,000. The Funds’ Class A, C and I shares are purchased at prices per share as determined at the close of the regular trading session of the NYSE after a purchase order is received in good order by a Fund or its authorized agent. Some authorized agents may charge a separate or additional fee for processing the purchase of shares.

Redemption requests will be processed at the next net asset value per share calculated after a redemption request is accepted. For Class I shares, a redemption fee of 2.00% may be deducted from a shareholder’s redemption proceeds with respect to shares redeemed within 90 days of purchase. The Funds charge this fee in order to discourage short-term investors. The Funds retain this fee for the benefit of the remaining shareholders.

A contingent deferred sales charge of 1.00% may be deducted with respect to Class A shares purchased without a sales load and redeemed within 12 months of purchase. A contingent deferred sales charge of 1.00% applies on Class C shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors as described in each Fund’s prospectus.

8. SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

TRUSTEES AND OFFICERS
(unaudited)

The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of the Board of Trustees. The Trust has four trustees, one of whom is an “interested person” (as the term “interested person” is defined in the 1940 Act) and three of whom are not interested persons (referred to herein as “independent trustees”). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Destra Capital Advisors LLC or its affiliates. The names, business addresses and year of birth of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below. The trustees of the Trust are trustees of 2 Destra-sponsored open-end funds. The address of each officer and trustee is 901 Warrenville Rd. Suite 15, Lisle, IL 60532.

Independent Trustees
Number of
		Term of		Portfolios in
		Office and	Principal	Fund	Other
	Position(s)	Length of	Occupation(s)	Complex	Directorships
Name, Business Address	Held with	Time	During Past	Overseen by	Held by
and Year of Birth	Trust	Served	5 Years	Trustee	Trustee
Independent Trustees
Diana S. Ferguson	Trustee	Term-	Chief Financial Officer	4	Tree House Foods
Birth year: 1963		Indefinite*	(2010-2011), Chicago		Urban Partnership Bank
		Length of	Board of Education;
		Service-	Senior Vice President
		Since 2010	and Chief Financial
Officer (2008), Folgers
Coffee Company;
Executive Vice President
and Chief Financial
Officer (2007-2008),
Merisant Worldwide;
Senior Vice President
and Chief Financial
Officer (2001-2007),
Sara Lee Foodservice
William M. Fitzgerald, Sr.	Trustee	Term-	Founder, Global	4	Director, Syncora
Birth Year: 1964		Indefinite*	Infrastructure Asset		Holdings Ltd. and its
		Length of	Management LLC;		affiliates, Syncora
		Service-	Managing Director		Guarantee Inc. and
		Since 2010	(1988-2007), Nuveen		Syncora Capital Assurance
			Investments LLC; Chief		Inc.- Financial Guarantee
			Investment Officer		Company, Ariel
			(2000-2007), Nuveen		Education Initiative
Asset Management
Louis A. Holland, Jr.	Trustee	Term-	President and Chief Financial	4	Trustee, Holland Capital
Birth Year: 1964		Indefinite*	Officer (2008-present),		Management-Asset
		Length of	CUMOTA LLC: Managing		Management Industry;
		Service-	Director (2000-2008), Nuveen		Trustee, Lumifi-Search
		Since 2010	Investments		Technology; Trustee, Jobs
For Youth; Trustee, PADS;
Trustee, HP Schmaltz
Restaurants; Trustee
National Alzheimer’s
Association Board

TRUSTEES AND OFFICERS, CONTINUED
(unaudited)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund	Other
	Position(s)	Length of	Occupation(s)	Complex	Directorships
Name, Business Address	Held with	Time	During Past	Overseen by	Held by
and Year of Birth	Trust	Served	5 Years	Trustee	Trustee
Interested Trustee
Nicholas Dalmaso **	Trustee,	Term-	Co-Chairman, General	4	None
Birth Year: 1965	Chief Executive	Indefinite*	Counsel and Chief Operating
	Officer, Secretary	Length of	Officer of Destra Capital
		Service-	Management LLC, President,
		Since 2010	Chief Operating Officer and
General Counsel, Destra
Capital Advisors LLC; President,
Chief Operating Officer and
General Counsel, Destra Capital
Investments LLC; (2001-2008)
General Counsel and Chief
Administrative Officer, Claymore
Securities, Inc.
Officers of the Trust
Richard J. Simek	Chief	Term*	Senior Managing	4	None
Birth Year: 1967	Financial	Length of	Director, Destra Capital
	Officer and	Service-	Management LLC,
	Treasurer	Since 2011	Destra Capital
Advisors LLC and
Destra Capital
Investments LLC;
Director (2005-2011),
Man Investments, Inc.;
Senior Manager (1998-
2004), Ernst & Young

Anne Kochevar	Chief	Term*	Senior Managing	4	None
Birth Year: 1963	Compliance	Length of	Director and Chief
	Officer	Service-	Compliance Officer,
		Since 2010	Destra Capital
Management LLC,
Destra Capital
Advisors LLC and
Destra Capital
Investments LLC;
Senior Managing
Director (2002-2010),
Claymore Securities, Inc.

*  Each trustee serves for the lifetime of the Trust until removal, resignation or retirement and his or her successor is elected.

** Mr. Dalmaso is an “Interested Person” of the Trust, as defined in the 1940 Act, by reason of his positions with and ownership of Destra Capital Management LLC and its subsidiaries.

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TRUST INFORMATION
Board of Trustees	Officers	Investment Adviser
Diana S. Ferguson	Nicholas Dalmaso	Destra Capital Advisors LLC
	Chief Executive Officer	Lisle, IL
William M. Fitzgerald
	Anne Kochevar	Distributor
Louis A. Holland, Jr.	Chief Compliance Officer	Destra Capital Investments LLC
Lisle, IL
Nicholas Dalmaso*	Richard J. Simek
	Chief Financial Officer	Administrator, Accounting Agent,
* “Interested Person” of		Custodian and
the Trust, as defined in		Transfer Agent
the Investment Company		The Bank of New York Mellon
Act of 1940, as amended.		New York, NY

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered Public
Accounting Firm
KPMG LLP
Chicago, IL

Privacy Principles of the Trust for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding the non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?

• If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from the company website at http://www.destracapital.com or by calling (877) 855-3434. Please read the prospectus carefully, before investing. The Statement of Additional Information that includes the information about the Trustees is also available without charge, upon request via our website at http://www.destracapital.com or by calling (877) 855-3434. All funds are subject to market risk and shares sold may be worth less than their original cost. You can lose money investing in the funds.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (877) 287-9646.

Information regarding how the Funds voted proxies for portfolio securities will is available without charge and upon request by calling (877) 287-9646, or visiting Destra Capital Investments LLC’s website at http://destracapital.com or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at http://destracapital.com. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                           Destra Investment Trust II

By (Signature and Title)*                   /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date  5/25/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date  5/25/12

By (Signature and Title)*	/s/ Richard J. Simek
Richard J. Simek, Chief Financial Officer
(principal financial officer)

Date  5/25/12

* Print the name and title of each signing officer under his or her signature.